Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2017
SHARE-BASED PAYMENTS
Schedule of Recognized Expense

€ millions	2017	2016	2015
Cost of cloud and software	115	89	74
Cost of services	158	101	113
Research and development	269	190	166
Sales and marketing	442	292	260
General and administration	135	113	111
Share-based payments	1,120	785	724
Thereof cash-settled share-based payments	963	678	637
Thereof equity-settled share-based payments	157	107	87

Cash-Settled Plans
SHARE-BASED PAYMENTS
Summary of Fair Value and Parameters Used at Grant Date

Fair Value and Parameters Used at Year End 2017 for Cash-Settled Plans

€, unless otherwise stated	LTI 2016 Plan (2016–2017 Tranches)	LTI 2015 Plan (2013–2015 Tranches)	SOP 2010 (2011–2015 Tranches)	RSU Plan (2014–2017 Tranches)
Weighted average fair value as at 12/31/2017	84.16	92.40	26.45	92.08
Information how fair value was measured at measurement date
Option pricing model used	Monte Carlo	Other1)	Monte Carlo	Other1)
Share price	93.45	93.45	93.45	93.45
Risk-free interest rate, depending on maturity (in %)	–0.63 to –0.48	–0.81	–0.62 to –0.41	–0.70 to –0.32
Expected volatility (in %)	17.5 to 19.6	NA	21.1 to 34.5	NA
Expected dividend yield (in %)	1.38	1.38	1.38	1.38
Weighted average remaining life of awards outstanding as at 12/31/2017 (in years)	2.9	0.8	1.6	1.1

1) For these awards, the fair value is calculated by subtracting the net present value of expected future dividend payments, if any, until maturity of the respective award from the prevailing share price as of the valuation date.

Fair Value and Parameters Used at Year End 2016 for Cash-Settled Plans

€, unless otherwise stated	LTI 2016 Plan. (2016 Tranche)	LTI 2015 Plan (2012–2015 Tranches)	SOP 2010 (2010–2015 Tranches)	RSU Plan (2013–2016 Tranches)
Weighted average fair value as at 12/31/2016	74.54	81.10	20.94	81.34
Information how fair value was measured at measurement date
Option pricing model used	Binomial	Other1)	Monte Carlo	Other1)
Share price	82.81	82.81	82.81	82.77
Risk-free interest rate, depending on maturity (in %)	–0.76	–0.80 to –0.84	–0.51 to –0.83	–0.36 to –0.84
Expected volatility (in %)	21.2	NA	22.3 to 51.0	NA
Expected dividend yield (in %)	1.45	1.45	1.46	1.45
Weighted average remaining life of options outstanding as at 12/31/2016 (in years)	3.0	1.4	2.4	1.2

1) For these awards, the fair value is calculated by subtracting the net present value of expected future dividend payments, if any, until maturity of the respective award from the prevailing share price as of the valuation date.

Summary of Changes in Numbers of Outstanding Awards

Thousands, unless otherwise stated	LTI 2016 Plan (2016–2017 Tranches)	LTI 2015 Plan (2012–2015 Tranches)	SOP 2010 (2010–2015 Tranches)	RSU Plan (2013–2017 Tranches)
12/31/2015	0	977	29,127	5,577
Granted	389	0	0	9,104
Adjustment based upon KPI target achievement	NA	0	NA	–66
Exercised	0	–294	–4,693	–2,659
Forfeited	–12	0	–1,059	–1,055
12/31/2016	377	684	23,375	10,901
Granted	295	0	0	7,835
Adjustment based upon KPI target achievement	NA	0	NA	–124
Exercised	0	–152	–7,769	–4,388
Forfeited	–41	0	–1,134	–704
12/31/2017	631	531	14,472	13,520

Outstanding awards exercisable as at
12/31/2016	0	0	5,472	0
12/31/2017	0	0	4,948	0

Total carrying amount (in € millions) of liabilities as at
12/31/2016	7	58	385	436
12/31/2017	22	51	354	708

Total intrinsic value of vested awards (in € millions) as at
12/31/2016	2	58	154	0
12/31/2017	5	49	172	0

Weighted average share price (in €) for share options exercised in
2016	NA	72.55	78.74	74.74
2017	NA	84.94	91.13	90.91

Total expense (in € millions) recognized in
2015	0	28	187	193
2016	7	7	183	458
2017	14	9	221	712

Equity-Settled Share-Based Payments
SHARE-BASED PAYMENTS
Summary of Fair Value and Parameters Used at Grant Date

€, unless otherwise stated	2015
Grant date	6/5/2015
Fair value of granted awards	62.98
Information how fair value was measured at grant date
Option pricing model used	Other1)
Share price	66.31
Risk-free interest rate (in %)	–0.08
Expected dividend yield (in %)	1.67
Weighted average remaining life of awards outstanding at year end (in years)	1.5
Number of investment shares purchased (in thousands)	1,492

1) For these awards, the fair value is calculated by subtracting the net present value of expected future dividend payments, if any, until maturity of the respective award from the prevailing share price as of the valuation date.

Summary of Changes in Numbers of Outstanding Awards
Thousands	SMP
12/31/2015	1,600
Exercised	–444
Forfeited	–105
12/31/2016	1,051
Exercised	–520
Forfeited	–19
12/31/2017	512

Schedule of Recognized Expense
€ millions	2017	2016	2015
Own	140	77	0
SMP	15	24	80